Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Loan commitments	$ 912,007	$ 888,411
Standby letters of credit	$ 13,746	$ 12,326